CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Composition of Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing (Details)
S/ in Thousands, $ in Millions
		Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 1,101,856		S/ 1,766,948
Central Bank of Bolivia [Member] | US Dollars [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Cash collateral		424,800		736,200	$ 82.4
BCRP [Member] | US Dollars [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Cash collateral		200,400	$ 52.5	328,400
Borrowings		185,000		285,000
Cash Collateral on Repurchase Agreements and Security Lendings [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed	[1]	649,769		1,080,616
Reverse Repurchase Agreement and Security Borrowings [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed		452,087		654,783
Receivables for Short Sales [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 0		S/ 31,549

[1]	As of December 31, 2022, the balance mainly comprises cash guarantees in U.S. dollar and Bolivianos. Cash guarantees were delivered to the Central Bank of Bolivia, received in Bolivians and U.S. dollar for the equivalent of S/424.8 million (S/736.2 million, as of December 31, 2021). Likewise, cash guarantees were delivered to the BCRP for US$52.5 million, equivalent to S/200.4 million, to guarantee debts with this same institution for approximately S/185.0 million, (as of December 31, 2021, cash guarantee for approximately US$82.4 million, equivalent to S/328.4 million to guarantee a debt in soles of approximately S/285.0 million).Cash collateral granted bears interest at an average annual effective interest rate according to market rates. The related liability is presented in “Payables from repurchase agreements and securities lending” in the consolidated statement of financial position, see paragraph (c) below.